Restatement - Schedule of Fair Value of Derivative Liabilities on a Recurring Basis (Details) (10-K)	12 Months Ended
Dec. 31, 2017 USD ($)
Restatement of Prior Year Income [Abstract]
Balance, December 31, 2016
Initial valuation of derivative liabilities of warrants	2,718,554
Change in fair value of derivative liabilities	(861,302)
Balance, December 31, 2017	$ 1,857,252